Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$11,199	$8,692
Adjustment from contract value to fair value	(1)	(1)
Net assets available for benefits per the Form 5500	$11,198	$8,691

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements for the year ended December 31 to the Form 5500:

(in thousands)	2025
Net increase in net assets available for benefits before net transfers per the financial statements	$2,998
Less: Adjustment from contract value to fair value, beginning of period	(1)
Add: Adjustment from contract value to fair value, end of period	(1)
Net increase in net assets available for benefits per the Form 5500	$2,998